Distribution of Profits (Details) - PRC - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Distribution of profits
Minimum percentage of after-tax profit transferred by subsidiaries and VIEs to fund a statutory reserve	10.00%
Threshold percentage of after-tax income required to be appropriated towards reserve until the reserve balance reaches a specified percentage of the registered capital	50.00%
Reserve fund	$ 8,294,282	$ 7,990,298
Restricted net assets	34,082,822	33,778,838
VIEs
Distribution of profits
Restricted net assets of subsidiaries and VIEs attributed to general reserve and registered capital	$ 8,214,564	$ 8,342,759